Lease Liability (Schedule of expenses recognized to leases for which exemption applied) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Short-term leases	$ 40,253	$ 45,745
Low value leases	353	92
Variable leases	57,389	56,152
Total	$ 97,995	$ 101,989